Inventories (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventory [Line Items]
Ore stockpiles	$ 88.0	$ 76.5
Gold in-process	43.1	29.7
Consumable stores	269.9	295.2
Other	1.7	0.7
Inventories	$ 402.7	$ 402.1